Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEFA14A
Entity Registrant Name	Kaiser Aluminum Corporation
Amendment Flag	false
Entity Central Index Key	0000811596